Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026757
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	STIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic non-investment-grade and foreign.

Top Contributors to Performance

  Security selection within the high-yield bond, mortgage-backed securities and emerging market bond allocations contributed to relative Fund performance.

  On average, the Fund’s duration was equal to the Blended Index for the reporting period. Options strategies used to monetize interest rate volatility helped performance relative to the Blended Index.

  The Fund’s exposure to foreign currencies helped performance relative to the Blended Index.

  A lower than Index allocation to mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

Top Detractors from Performance

  The Fund reduced its holdings of equity securities following the April “Liberation Day” drawdown in the equity market which hurt the Fund’s performance relative to the Blended Index.

  The Fund’s lower than Index allocation to the high-yield sector and holdings of out of Index U.S. Treasury bonds hurt performance relative to the Blended Index.

  The Fund’s positioning along the yield curve slightly detracted from performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Category Average
11/30/2015	$9,546	$10,000	$10,000	$10,000
11/30/2016	$10,197	$10,217	$10,818	$10,471
11/30/2017	$10,896	$10,546	$11,584	$11,177
11/30/2018	$10,725	$10,404	$11,448	$11,073
11/30/2019	$11,785	$11,527	$12,468	$12,010
11/30/2020	$12,440	$12,366	$13,185	$12,534
11/30/2021	$12,905	$12,224	$13,365	$12,887
11/30/2022	$11,371	$10,654	$11,964	$11,712
11/30/2023	$11,925	$10,780	$12,685	$12,270
11/30/2024	$13,265	$11,521	$14,287	$13,457
11/30/2025	$14,199	$12,178	$15,472	$14,344

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	2.26%	1.73%	3.57%
Class A Shares without sales load	7.04%	2.68%	4.05%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Blended Index	8.29%	3.25%	4.46%
Morningstar Multisector Bond Funds Category Average	6.61%	2.73%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 569,509,836
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,378,598
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,509,836 Number of Investments263 Portfolio Turnover49% Total Advisory Fees Paid$2,378,598
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.2%
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.9%
Cash Equivalents	4.9%
Collaterized Mortgage Obligations	5.4%
Foreign Governments/Agencies	13.6%
U.S. Treasuries	14.6%
Mortgage- Backed Securities	20.2%
Corporate Debt Securities	41.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	SINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic non-investment-grade and foreign.

Top Contributors to Performance

  Security selection within the high-yield bond, mortgage-backed securities and emerging market bond allocations contributed to relative Fund performance.

  On average, the Fund’s duration was equal to the Blended Index for the reporting period. Options strategies used to monetize interest rate volatility helped performance relative to the Blended Index.

  The Fund’s exposure to foreign currencies helped performance relative to the Blended Index.

  A lower than Index allocation to mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

Top Detractors from Performance

  The Fund reduced its holdings of equity securities following the April “Liberation Day” drawdown in the equity market which hurt the Fund’s performance relative to the Blended Index.

  The Fund’s lower than Index allocation to the high-yield sector and holdings of out of Index U.S. Treasury bonds hurt performance relative to the Blended Index.

  The Fund’s positioning along the yield curve slightly detracted from performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,602	$10,217	$10,818	$10,471
11/30/2017	$11,243	$10,546	$11,584	$11,177
11/30/2018	$10,984	$10,404	$11,448	$11,073
11/30/2019	$11,994	$11,527	$12,468	$12,010
11/30/2020	$12,551	$12,366	$13,185	$12,534
11/30/2021	$12,922	$12,224	$13,365	$12,887
11/30/2022	$11,313	$10,654	$11,964	$11,712
11/30/2023	$11,761	$10,780	$12,685	$12,270
11/30/2024	$13,083	$11,521	$14,287	$13,457
11/30/2025	$14,003	$12,178	$15,472	$14,344

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.36%	1.93%	3.42%
Class C Shares without sales load	6.36%	1.93%	3.42%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Blended Index	8.29%	3.25%	4.46%
Morningstar Multisector Bond Funds Category Average	6.61%	2.73%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 569,509,836
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,378,598
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,509,836 Number of Investments263 Portfolio Turnover49% Total Advisory Fees Paid$2,378,598
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.2%
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.9%
Cash Equivalents	4.9%
Collaterized Mortgage Obligations	5.4%
Foreign Governments/Agencies	13.6%
U.S. Treasuries	14.6%
Mortgage- Backed Securities	20.2%
Corporate Debt Securities	41.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026760
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class F Shares
Trading Symbol	STFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic non-investment-grade and foreign.

Top Contributors to Performance

  Security selection within the high-yield bond, mortgage-backed securities and emerging market bond allocations contributed to relative Fund performance.

  On average, the Fund’s duration was equal to the Blended Index for the reporting period. Options strategies used to monetize interest rate volatility helped performance relative to the Blended Index.

  The Fund’s exposure to foreign currencies helped performance relative to the Blended Index.

  A lower than Index allocation to mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

Top Detractors from Performance

  The Fund reduced its holdings of equity securities following the April “Liberation Day” drawdown in the equity market which hurt the Fund’s performance relative to the Blended Index.

  The Fund’s lower than Index allocation to the high-yield sector and holdings of out of Index U.S. Treasury bonds hurt performance relative to the Blended Index.

  The Fund’s positioning along the yield curve slightly detracted from performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Category Average
11/30/2015	$9,896	$10,000	$10,000	$10,000
11/30/2016	$10,575	$10,217	$10,818	$10,471
11/30/2017	$11,292	$10,546	$11,584	$11,177
11/30/2018	$11,115	$10,404	$11,448	$11,073
11/30/2019	$12,220	$11,527	$12,468	$12,010
11/30/2020	$12,892	$12,366	$13,185	$12,534
11/30/2021	$13,378	$12,224	$13,365	$12,887
11/30/2022	$11,792	$10,654	$11,964	$11,712
11/30/2023	$12,355	$10,780	$12,685	$12,270
11/30/2024	$13,755	$11,521	$14,287	$13,457
11/30/2025	$14,732	$12,178	$15,472	$14,344

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	5.09%	2.51%	3.95%
Class F Shares without sales load	7.10%	2.71%	4.06%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Blended Index	8.29%	3.25%	4.46%
Morningstar Multisector Bond Funds Category Average	6.61%	2.73%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 569,509,836
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,378,598
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,509,836 Number of Investments263 Portfolio Turnover49% Total Advisory Fees Paid$2,378,598
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.2%
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.9%
Cash Equivalents	4.9%
Collaterized Mortgage Obligations	5.4%
Foreign Governments/Agencies	13.6%
U.S. Treasuries	14.6%
Mortgage- Backed Securities	20.2%
Corporate Debt Securities	41.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000062222
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	STISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic non-investment-grade and foreign.

Top Contributors to Performance

  Security selection within the high-yield bond, mortgage-backed securities and emerging market bond allocations contributed to relative Fund performance.

  On average, the Fund’s duration was equal to the Blended Index for the reporting period. Options strategies used to monetize interest rate volatility helped performance relative to the Blended Index.

  The Fund’s exposure to foreign currencies helped performance relative to the Blended Index.

  A lower than Index allocation to mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

Top Detractors from Performance

  The Fund reduced its holdings of equity securities following the April “Liberation Day” drawdown in the equity market which hurt the Fund’s performance relative to the Blended Index.

  The Fund’s lower than Index allocation to the high-yield sector and holdings of out of Index U.S. Treasury bonds hurt performance relative to the Blended Index.

  The Fund’s positioning along the yield curve slightly detracted from performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,712	$10,217	$10,818	$10,471
11/30/2017	$11,486	$10,546	$11,584	$11,177
11/30/2018	$11,342	$10,404	$11,448	$11,073
11/30/2019	$12,508	$11,527	$12,468	$12,010
11/30/2020	$13,237	$12,366	$13,185	$12,534
11/30/2021	$13,779	$12,224	$13,365	$12,887
11/30/2022	$12,185	$10,654	$11,964	$11,712
11/30/2023	$12,807	$10,780	$12,685	$12,270
11/30/2024	$14,303	$11,521	$14,287	$13,457
11/30/2025	$15,368	$12,178	$15,472	$14,344

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.44%	3.03%	4.39%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Blended Index	8.29%	3.25%	4.46%
Morningstar Multisector Bond Funds Category Average	6.61%	2.73%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 569,509,836
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,378,598
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,509,836 Number of Investments263 Portfolio Turnover49% Total Advisory Fees Paid$2,378,598
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.2%
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.9%
Cash Equivalents	4.9%
Collaterized Mortgage Obligations	5.4%
Foreign Governments/Agencies	13.6%
U.S. Treasuries	14.6%
Mortgage- Backed Securities	20.2%
Corporate Debt Securities	41.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000177003
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	STILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blend of indexes comprised of the 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks a high level of current income by investing in three categories of fixed-income securities: domestic investment-grade, domestic non-investment-grade and foreign.

Top Contributors to Performance

  Security selection within the high-yield bond, mortgage-backed securities and emerging market bond allocations contributed to relative Fund performance.

  On average, the Fund’s duration was equal to the Blended Index for the reporting period. Options strategies used to monetize interest rate volatility helped performance relative to the Blended Index.

  The Fund’s exposure to foreign currencies helped performance relative to the Blended Index.

  A lower than Index allocation to mortgage-backed securities and an overweight position in investment-grade corporate bonds aided relative performance.

Top Detractors from Performance

  The Fund reduced its holdings of equity securities following the April “Liberation Day” drawdown in the equity market which hurt the Fund’s performance relative to the Blended Index.

  The Fund’s lower than Index allocation to the high-yield sector and holdings of out of Index U.S. Treasury bonds hurt performance relative to the Blended Index.

  The Fund’s positioning along the yield curve slightly detracted from performance relative to the Blended Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Blended Index	Morningstar Multisector Bond Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,681	$10,217	$10,818	$10,471
11/30/2017	$11,451	$10,546	$11,584	$11,177
11/30/2018	$11,295	$10,404	$11,448	$11,073
11/30/2019	$12,465	$11,527	$12,468	$12,010
11/30/2020	$13,188	$12,366	$13,185	$12,534
11/30/2021	$13,725	$12,224	$13,365	$12,887
11/30/2022	$12,135	$10,654	$11,964	$11,712
11/30/2023	$12,767	$10,780	$12,685	$12,270
11/30/2024	$14,249	$11,521	$14,287	$13,457
11/30/2025	$15,320	$12,178	$15,472	$14,344

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference1	7.52%	3.04%	4.36%
Bloomberg US Aggregate Bond Index	5.70%	(0.31)%	1.99%
Blended Index	8.29%	3.25%	4.46%
Morningstar Multisector Bond Funds Category Average	6.61%	2.73%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 569,509,836
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,378,598
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$569,509,836 Number of Investments263 Portfolio Turnover49% Total Advisory Fees Paid$2,378,598
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Agency Risk Transfer Securities	0.2%
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.9%
Cash Equivalents	4.9%
Collaterized Mortgage Obligations	5.4%
Foreign Governments/Agencies	13.6%
U.S. Treasuries	14.6%
Mortgage- Backed Securities	20.2%
Corporate Debt Securities	41.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]